RELATED PARTY TRANSACTIONS (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 16. RELATED PARTY TRANSACTIONS

Transactions with Director Baruch Halpern

In January 2012, Baruch Halpern became a member of our board of directors. Mr. Halpern is the principal in Halpern Capital, Inc. (HC). Under a February 2011 financial advisor agreement, we were obligated to pay HC success fees ranging from 2.5% to 5.0% of the consideration received from certain equity, convertible securities or debt transactions. We were also required to issue warrants to purchase shares of common stock that equaled from 2.5% to 5.0% of the consideration received in those transactions, divided by either the market price of the common stock or the conversion price of the securities issued in the transaction. This agreement terminated April 1, 2012, however we remained obligated to pay HC success fees and issue HC warrants on any transaction with an investor introduced by HC though March 31, 2013.

During the three months ended March 31, 2012, in connection with the January 2012 issuances of the subordinated convertible notes and senior convertible note, and related warrants, HC received $0.1 million in cash fees under the financial advisor agreement. Mr. Halpern also received warrants exercisable for 3,563 shares of our common stock at $20.00 per share and warrants exercisable for 750 shares of our common stock at $30.00 per share, which were owed to HC under the financial advisor agreement. During the three months ended March 31, 2013, HC received no success fees or transaction warrants.

In January 2012, we agreed to extend the expiration dates on certain liability warrants, held by Mr. Halpern and his family, for the purchase of 25,833 shares of common stock at an exercise price of $20.00 per share from July 2014 to January 2017. The resulting $0.1 million change in the fair value of the warrants increased other income (expense).

Mr. Halpern held as of September 30, 2013 and December 31, 2012, $2.6 million of subordinated convertible notes. During the three and nine months ended September 30, 2013, we accrued $0.1 million and $0.2 million of interest on the convertible notes beneficially owned by Mr. Halpern and paid $0.1 million and $0.1 million of interest. During the three and nine months ended September 30, 2012, we accrued $0.1 million and $0.2 million of interest on the convertible notes beneficially owned by Mr. Halpern and paid $0.1 million and $0.2 million of interest. During the three and nine months ended September 30, 2012, we received $0.1 million of cash in connection with issuances of convertible debt and related warrants to entities beneficially owned by Mr. Halpern. We made no convertible note principal payments in any period presented.

In April 2013, we issued a promissory note in the principal amount of $0.1 million to Mr. Halpern. The note bore interest at 10% and was repaid in full in May 2013.

During the three months ended March 31, 2012, we paid HC $0.4 million relevant to HC’s class 6 general unsecured creditor claim as part of our payment obligations under the Amended Plan of Reorganization. The claim represented payment for services rendered prior to the November 2009 bankruptcy petition filing.

Other Transactions with Directors and Officer

W. John Short, CEO and director, invested $50 thousand in the January 2012 subordinated convertible notes and related warrants and $25 thousand in the April 2013 subordinated convertible notes and related warrants. During the three and nine months ended September 30, 2013, we paid less than $1 thousand of interest on the convertible notes and during the nine months ended September 30, 2012, we paid $2 thousand of interest. In June 2013, Mr. Short made a PIK Election for interest accruing under the notes from February 2013 through June 2014. In connection with the election, we issued to Mr. Short 82 shares of common stock and a PIK warrant, currently with 204 underlying shares of common stock, and we increased the shares underlying Mr. Short’s convertible notes by 204 shares as payment for interest accruing under the convertible notes from February 2013 through September 2013.

NOTE 17. RELATED PARTY TRANSACTIONS

Transactions with Director Baruch Halpern

In January 2012, Baruch Halpern became a member of our board of directors. Mr. Halpern is the principal in Halpern Capital, Inc. (HC). Under a February 2011 financial advisor agreement we are obligated to pay HC success fees ranging from 2.5% to 5.0% of the consideration received from certain equity, convertible securities or debt transactions. We must also issue warrants to purchase shares of common stock that equal from 2.5% to 5.0% of the consideration received in those transactions, divided by either the market price of the common stock or the conversion price of the securities issued in the transaction. This agreement terminated April 1, 2012, however, we remain obligated to pay HC success fees and issue HC warrants on any transaction with an investor introduced by HC occurring though March 31, 2013.

In connection with the issuance of convertible debt in 2012 we issued the transactional warrants listed below under the terms of our financial advisor agreement with HC.

Date of Warrants	Number of Shares Under Warrants	Exercise Price of Warrant	Expiration Date of Warrant
		(1)
January 2012	1,250	Exercisable immediately at $30.00 per share (2)	January 2017
January 2012	5,563	Exercisable immediately at $20.00 per share (2)	January 2017
May 2012	63	Exercisable immediately at $20.00 per share (2)	May 2017
July 2012	711	Exercisable immediately at $14.00 per share	July 2017
August 2012	268	Exercisable immediately at $14.00 per share	August 2017

(1)	All of the transactional warrants contain full ratchet antidilution provisions and require the holders to provide us with at least 61 days notice prior to conversion or exercise to the extent the holder would have a beneficial ownership interest in our common stock in excess of 4.99% of our outstanding common stock immediately after conversion or exercise.

(2)	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet antidilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.

Other transactions with Mr. Halpern, HC and Halpern Entities are summarized below (in thousands):

	2012	2011
Success fees earned by HC under financial advisor agreement payable in cash	$164	$26
Proceeds received from Mr. Halpern and Halpern Entities upon issuance of convertible debt and related warrants	213	1,739
Interest earned by Halpern Entities on convertible debt	302	225
Payments to HC relevant to HC's class 6 general unsecured creditor claim	256	754

As of December 31, 2012 and 2011, there was less than $0.1 million in accounts payable or accrued expenses due to Mr. Halpern, HC or the Halpern Entities.

In January 2012, we agreed to extend the expiration dates on certain liability warrants held by Mr. Halpern and others, for the purchase of 25,833 shares of common stock at an exercise price of $20.00 per share from July 2014 to January 2017. The resulting $0.1 million change in the fair value of the warrants was expensed in other income (expense).

As a result of the amendment discussed in Note 10, the terms of Mr. Halpern’s January 2012 subordinated convertible note were modified such that the maturity date was extended from January to July 2015, the exercise price on the related warrant was reduced from $24.00 per share to $16.00 per share and the number of underlying shares on those warrants was increased from 125,000 to 178,572. Had the warrant not been amended, the exercise price would have reduced to $14.00 per share under the antidilution provisions in the warrant.

Transactions with Other Directors

In April 2012, Henk Hoogenkamp became a member of our board of directors. In 2011, Mr. Hoogenkamp performed consulting services for us under an independent contractor agreement. Under the agreement, as amended, we agreed to pay Mr. Hoogenkamp a total of $0.1 million as compensation for services in 2011. In addition, we issued to Mr. Hoogenkamp 750 shares of our common stock which fully vested on December 31, 2011. In June 2011, we entered into an amendment to the independent contractor agreement, which reduced the scope of the consulting services and reduced his compensation during the last six months of 2011. Mr. Hoogenkamp agreed to be paid less than $0.1 million for his consulting services in 2011 and we agreed to extend the exercise period for certain stock options issued to Mr. Hoogenkamp for the purchase of up to 2,200 shares of our common stock to June 30, 2015. The change in fair value of the warrants was less than $0.1 million. Effective January 1, 2012, under a new one-year independent contractor consulting agreement, we issued Mr. Hoogenkamp 5,000 shares of our common stock, which were to vest in twelve equal monthly installments during 2012. In April 2012, in connection with Mr. Hoogenkamp’s appointment to the Board of Directors, we terminated the independent contractor agreement and agreed to immediately vest all of the 5,000 shares of common stock previously granted. During 2012 and 2011, we paid and expensed less than $0.1 million for cash fees owed under the independent contractor agreements. We expensed $0.1 million in both 2012 and 2011 for common stock issued under the independent contractor agreements.

W. John Short (CEO and director), Zanesville Partners Fund, LLC, which is beneficially owned by James C. Lintzenich (former director), and the Edward L. McMillan Revocable Trust, which is beneficially owned by Edward L. McMillan (former director), collectively invested $0.1 million in the January 2012 subordinated convertible notes and related warrants issuance. During 2012, we paid and expensed less than $0.1 million for interest on these three subordinated convertible notes.